INCOME TAX: (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Capital gain tax rate (as a percent)			25.00%
Tax expense			$ 387	$ 39	$ 6
Net carry forward tax loss	$ 50,100		$ 50,100
Corporate tax rate (as a percent)			25.00%	26.50%	26.50%
Federal tax rate			35.00%	30.00%	15.00%
State tax rate			9.00%	9.00%	7.50%
Period for which issuance costs related to public offering is deductible for tax benefits			3 years
Minimum [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	25.00%	26.50%
Maximum [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	25.00%